Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31